Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Contractual Aging of the TDRs (USD $)	Dec. 31, 2014	Dec. 31, 2013
Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Contractual Aging of the TDRs [Line Items]
Troubled debt restructurings, current & past due less than 30 Days	$ 581,000	$ 733,000
Troubled debt restructurings, past due 30-89 days	215,000	97,000
Troubled debt restructurings, non-accrual	155,000	264,000
Troubled debt restructurings	951,000	1,094,000
One-to-Four Family Residential [Member] | Owner Occupied [Member] | Mortgages [Member]
Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Contractual Aging of the TDRs [Line Items]
Troubled debt restructurings, current & past due less than 30 Days		153,000
Troubled debt restructurings		153,000
One-to-Four Family Residential [Member] | Non-owner Occupied [Member] | Mortgages [Member]
Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Contractual Aging of the TDRs [Line Items]
Troubled debt restructurings, current & past due less than 30 Days	358,000	485,000
Troubled debt restructurings, past due 30-89 days	215,000	97,000
Troubled debt restructurings, non-accrual	155,000	151,000
Troubled debt restructurings	728,000	733,000
Commercial Real Estate and Lines of Credit [Member] | Mortgages [Member]
Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Contractual Aging of the TDRs [Line Items]
Troubled debt restructurings, current & past due less than 30 Days	133,000
Troubled debt restructurings, non-accrual		113,000
Troubled debt restructurings	133,000	113,000
Home Equity Line of Credit [Member] | Mortgages [Member]
Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Contractual Aging of the TDRs [Line Items]
Troubled debt restructurings, current & past due less than 30 Days	90,000	95,000
Troubled debt restructurings	$ 90,000	$ 95,000